Earnings Per Share (Details) (USD $)	0 Months Ended	9 Months Ended		0 Months Ended
	Aug. 07, 2013	Sep. 30, 2013	Apr. 30, 2013	Aug. 07, 2013 Athlon Energy Inc	Apr. 30, 2013 Athlon Energy Inc
Earnings Per Share
Outstanding common stock prior to consummation of IPO (in shares)			960,907		960,907
Issue price of IPO (in dollars per share)	$ 20.00			$ 20.00
Stock split ratio	65.266	65.266		65.266
Outstanding common stock shares prior to closing of IPO	66,339,615			66,339,615
Conversion of units into common stock					1